Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2023
Fair Value of Financial Instruments
Fair Value of Financial Instruments

5. Fair Value of Financial Instruments

The Company reports financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis in accordance with ASC Topic 820 Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

ASC 820 also establishes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three levels. U.S. GAAP established a hierarchy framework to classify the fair value based on the observability of significant inputs to the measurement.

The levels of the fair value hierarchy are as follows:

Level 1:    Determined using an unadjusted quoted price in an active market for identical assets or liabilities.

Level 2:    Estimated using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

Level 3:    Estimated using unobservable inputs that are significant to the fair value of the assets or liabilities.

The carrying value of cash and cash equivalents, trade accounts receivable, consumption taxes receivable, other receivables, accounts payable, accrued expenses and consumption taxes payable approximate their fair value due to their short-term nature.

There were no assets or liabilities measured at fair value on “recurring” basis during 2023 and 2022. Since there is no material difference between the market interest rate and the contract rate, the carrying value of the Company’s debt approximated its fair value as of March 31, 2023 and 2022.